Financial assets - Gross exposure by stages of impairment (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 1,119,282	€ 1,140,351
Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	31,564	32,485
Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1,029,016	1,056,944
Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	58,702	50,922
Financial instruments purchased credit impaired
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	622	706
Financial assets at fair value through other comprehensive income, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	120,351	122,862
Financial assets at fair value through other comprehensive income, category | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income, category | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	120,256	122,469
Financial assets at fair value through other comprehensive income, category | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	89	387
Financial assets at fair value through other comprehensive income, category | Debt instruments asset
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	112,053	118,416
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	6	6
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	112,005	118,023
Financial assets at fair value through other comprehensive income, category | Debt instruments asset | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	42	387
Financial assets at fair value through other comprehensive income, category | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,298	4,446
Financial assets at fair value through other comprehensive income, category | Loans and advances | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,251	4,446
Financial assets at fair value through other comprehensive income, category | Loans and advances | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	47	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Central banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Central banks | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Central banks | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Central banks | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Credit institutions | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,298	4,446
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	8,251	4,446
Financial assets at fair value through other comprehensive income, category | Loans and advances - Customers | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	47	0
Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	998,931	1,017,489
Financial assets at amortised cost, category | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	31,558	32,479
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	908,760	934,475
Financial assets at amortised cost, category | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	58,613	50,535
Financial assets at amortised cost, category | Debt instruments asset
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	27,437	30,252
Financial assets at amortised cost, category | Debt instruments asset | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	442	641
Financial assets at amortised cost, category | Debt instruments asset | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	26,916	29,552
Financial assets at amortised cost, category | Debt instruments asset | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	79	59
Financial assets at amortised cost, category | Loans and advances
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	971,494	987,237
Financial assets at amortised cost, category | Loans and advances | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	31,116	31,838
Financial assets at amortised cost, category | Loans and advances | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	881,844	904,923
Financial assets at amortised cost, category | Loans and advances | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	58,534	50,476
Financial assets at amortised cost, category | Loans and advances - Central banks
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,161	18,474
Financial assets at amortised cost, category | Loans and advances - Central banks | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost, category | Loans and advances - Central banks | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	12,161	18,474
Financial assets at amortised cost, category | Loans and advances - Central banks | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost, category | Loans and advances - Credit institutions
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	46,185	40,957
Financial assets at amortised cost, category | Loans and advances - Credit institutions | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	1	1
Financial assets at amortised cost, category | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	46,184	40,956
Financial assets at amortised cost, category | Loans and advances - Credit institutions | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	0	0
Financial assets at amortised cost, category | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	913,148	927,806
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	31,115	31,837
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired | Next 12 months
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	823,499	845,493
Financial assets at amortised cost, category | Loans and advances - Customers | Financial instruments not credit-impaired | Lifetime Expected Credit Losses
Disclosure of reconciliation of changes in loss allowance of financial instruments
Maximum exposure to credit risk	€ 58,534	€ 50,476